Note 5 - Loans and Leases - Activity in the Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Attributable to loans and leases individually evaluated for impairment	$ 128
Collectively evaluated for impairment	3,399	$ 2,835
Total allowance for loan and lease losses	3,527	2,835
Individually evaluated for impairment	1,331
Collectively evaluated for impairment	559,987	505,234
Loans and Leases Receivable, Gross, Total	561,614	506,412
Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	296	1,178
Commercial and Agriculture Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	63
Collectively evaluated for impairment	471	501
Total allowance for loan and lease losses	534	501
Individually evaluated for impairment	361
Acquired with deteriorated credit quality		19,173
Collectively evaluated for impairment	80,269	68,072
Loans and Leases Receivable, Gross, Total	80,630	68,072
Commercial and Agriculture Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	65
Collectively evaluated for impairment	2,290	1,746
Total allowance for loan and lease losses	2,355	1,746
Individually evaluated for impairment	970
Acquired with deteriorated credit quality		71,618
Collectively evaluated for impairment	353,250	311,274
Loans and Leases Receivable, Gross, Total	354,446	312,258
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	226	984
Residential 1 - 4 Family Real Estate [Member]
Attributable to loans and leases individually evaluated for impairment
Collectively evaluated for impairment	576	545
Total allowance for loan and lease losses	576	545
Individually evaluated for impairment
Acquired with deteriorated credit quality	109,381	109,607
Collectively evaluated for impairment	119,771	121,224
Loans and Leases Receivable, Gross, Total	119,842	121,418
Residential 1 - 4 Family Real Estate [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	70	194
Consumer Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment
Collectively evaluated for impairment	62	43
Total allowance for loan and lease losses	62	43
Individually evaluated for impairment
Acquired with deteriorated credit quality	6,696	4,664
Collectively evaluated for impairment	6,697	4,664
Loans and Leases Receivable, Gross, Total	6,696	4,664
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality